RMB INVESTORS TRUST

RMB Fund
RMB Mendon Financial Services Fund
RMB International Fund
RMB Small Cap Fund
RMB SMID Cap Fund

Each a series of RMB Investors Trust (collectively, the “Funds”)

Supplement Dated July 1, 2025 to the Funds’ Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2025

Notification of Adviser Name Change

Effective July 1, 2025, Curi RMB Capital, LLC, the Funds’ investment adviser, has changed its name to Curi Capital, LLC.

Please retain this supplement with your Prospectus and SAI for future reference.

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